Cover	Nov. 17, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 17, 2025
Entity File Number	001-39558
Registrant Name	PERELLA WEINBERG PARTNERS
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1770732
Entity Address, Postal Zip Code	10153
Entity Address, State or Province	NY
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	287-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PWP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001777835
Amendment Flag	false